Statement of Invested Equity/Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Invested Capital	Accumulated Other Comprehensive Loss	Treasury Stock, at Cost
Invested Equity, Beginning Balance at Dec. 31, 2010					$ 3,221.4	$ (58.1)
Net income	107.1				107.1
Other comprehensive income (loss)	(17.5)					(17.5)
Net contribution from (distribution to) CBS					(262.3)
Invested Equity, Ending Balance at Dec. 31, 2011	2,990.6				3,066.2	(75.6)
Net income	113.4				113.4
Other comprehensive income (loss)	9.6					9.6
Net contribution from (distribution to) CBS					(269.7)
Invested Equity, Ending Balance at Dec. 31, 2012	2,843.9				2,909.9	(66.0)
Net income	93.5				93.5
Other comprehensive income (loss)	(11.9)					(11.9)
Net contribution from (distribution to) CBS	(126.9)				(126.9)
Invested Equity, Ending Balance at Sep. 30, 2013	2,798.6				2,876.5	(77.9)
Invested Equity, Beginning Balance at Dec. 31, 2012	2,843.9				2,909.9	(66.0)
Net income	143.5				143.5
Other comprehensive income (loss)	(9.1)					(9.1)
Net contribution from (distribution to) CBS					(223.9)
Shares of Common Stock at Dec. 31, 2013	0
Invested Equity, Ending Balance at Dec. 31, 2013	2,754.4				2,829.5	(75.1)
Net income	279.1			278.0	1.1
Other comprehensive income (loss)	(4.1)					(4.1)
Initial Public Offering (shares)		23,000,000
Initial Public Offering	615.0	0.2	614.8
Stock-based compensation: Amortization	9.0		9.0
Shares paid for tax withholding for stock-based payments	(0.1)						(0.1)
Retirement of treasury stock	0		(0.1)				0.1
Conversion to stockholders' equity (shares)		97,000,000
Conversion to stockholders' equity	0	1.0	2,829.6		(2,830.6)
Distribution of debt and IPO proceeds to CBS	(2,038.8)		(2,038.8)
Dividends	(89.6)			(89.6)
Net contribution from (distribution to) CBS	42.1		42.1
Stockholders' Equity, Ending Balance at Sep. 30, 2014	$ 1,567.0	$ 1.2	$ 1,456.6	$ 188.4	$ 0	$ (79.2)
Shares of Common Stock at Sep. 30, 2014	120,010,462	120,000,000